Inventories	12 Months Ended
Dec. 31, 2024
Notes to Consolidated Financial Statements [Abstract]
Inventories

 Note 13 | Inventories

As at December 31	2024	2023
Product purchased for resale	4,745	4,941
Finished products	357	351
Intermediate products	154	160
Raw materials	252	299
Materials and supplies	640	585
	6,148	6,336

By Segment	2024	2023
Retail	4,817	5,041
Potash	433	371
Nitrogen	478	493
Phosphate	420	431
	6,148	6,336

Inventories expensed to cost of goods sold during the year were $17,284 million (2023 – $19,391 million).